Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following table presents our revenues from contracts with customers disaggregated by revenue source.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Subscription services	$790,021	$1,118,544	$2,248,403	$3,758,099
Services on-demand	305,299	270,590	1,192,904	1,197,107
Total revenues (1)(2)	$1,095,320	$1,389,134	$3,441,307	$4,955,206

(1)	Represents revenues recognized by all types of services.
(2)	All revenues are generated in the United States.

The following presents our revenues from B2C and B2B customers.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
B2C	$861,494	$1,164,093	$2,515,178	$4,244,682
B2B	233,826	225,041	926,129	710,524
Total revenues	$1,095,320	$1,389,134	$3,441,307	$4,955,206

The following table presents our revenues from contracts with customers disaggregated by revenue source.

	Years ended December 31,
	2018	2017
DropCar Operating Subscription Services	$4,409,037	$3,446,651
DropCar Operating Services On-Demand	1,668,630	838,863
Total Revenue(1)(2)	$6,077,667	$4,285,514

(1) Represents revenues recognized by type of services.

(2) All revenues are generated in the United States.

The following presents our revenues from B2C and B2B customers.

	Years ended December 31,
	2018	2017
DropCar Operating B2C	$5,019,002	$3,829,423
DropCar Operating B2B	1,058,665	456,091
DropCar Operating Revenue	$6,077,667	$4,285,514

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities were excluded from weighted average diluted common shares outstanding for the three and nine months ended September 30, 2019 and 2018 because their inclusion would have been antidilutive.

	As of September 30,
	2019	2018
Common stock equivalents:
Common stock options	380,396	156,880
Series A, H-1, H-3, H-4, I, J and Merger common stock purchase warrants	585,306	585,307
Series H, H-3, and H-4 Convertible Preferred Stock	338,069	2,739,225
Restricted shares (unvested)	-	244,643
Totals	1,303,771	3,726,055

The following securities were excluded from weighted average diluted common shares outstanding because their inclusion would have been antidilutive.

	As of December 31,
	2018	2017
Common stock equivalents:
Common stock options	302,773	-
Series A, H-1, H-3, H-4, I, J, K and Merger common stock purchase warrants	863,084	-
Series H, H-3, and H-4 Convertible Preferred Stock	10,502,883	-
Restricted shares (unvested)	244,643
Convertible notes	-	136,789
Series seed preferred stock	-	275,694
Series A preferred stock	-	611,946
Totals	11,913,383	1,024,429